CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000,000	15,000,000,000
Common stock, shares issued	5,934,917,123	4,759,731,923
Common stock, shares outstanding	5,934,917,123	4,759,731,923